Investments accounted for using equity method (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales	$ 1,822,540,697	$ 1,783,282,337	$ 1,698,360,794
Net income of year	145,645,660	322,084,531	148,108,419
Other comprehensive income	14,310,634	37,112,643	(34,818,972)
Depreciation and amortization	(105,020,934)	(93,289,194)	(92,199,504)
Associated
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales			19,760,918
Operating result			(4,086,973)
Net income of year			(4,462,733)
Other comprehensive income			(5,761,515)
Depreciation and amortization			(2,818,923)
Joint ventures
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales	124,808,755	70,296,729	57,417,288
Operating result	(42,670,725)	(21,173,985)	(18,606,383)
Net income of year	(31,752,130)	(19,886,274)	(14,352,788)
Other comprehensive income	(49,363,608)	(24,720,721)	(27,052,015)
Depreciation and amortization	$ (752,201)	$ (2,656,715)	$ (2,618,567)